Business Combinations	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Business Combinations
28.	BUSINESS COMBINATIONS

a.	Subsidiary acquired

	Principal Activity	Date of Acquisition	Proportion of Voting Equity Interests Acquired	Cash Consideration
				NT$

TLJ	Engaged in information software services	May 3, 2016	60%	$89,998

In May 2016, the Company’s subsidiary, ASE Test, Inc., acquired 60% shareholdings of TLJ with a total consideration determined primarily based on independent professional appraisal reports. NT$41,739 thousand out of the total consideration was paid to key management personnel and related parties.

b.	Assets acquired and liabilities assumed at the date of acquisition

NT$

Current assets	$16,645
Non-current assets	108,486
Current liabilities	(7,599)

Fair value of identifiable net assets acquired	$117,532

c.	Goodwill recognized on acquisition

NT$

Consideration transferred (paid in cash)	$89,998
Add: Non-controlling interests	42,857
Less: Fair value of identifiable net assets acquired	(117,532)

Goodwill recognized on acquisition	$15,323

The non-controlling interest recognized at the acquisition date was measured at its fair value.

The goodwill recognized mainly represents the control premium. In addition, the consideration paid for the acquisition effectively included amounts attributed to the benefits of expected revenue growth and future market development of TLJ. These benefits are not recognized separately from goodwill because they do not meet the recognition criteria for identifiable intangible assets.

d.	Net cash outflow on acquisition of subsidiaries

NT$

Consideration paid in cash	$89,998
Less: Cash acquired	(16,561)

$73,437

e.	In the second quarter in 2017, the Group has completed the identification of the difference between the cost of the investment and the Group’s share of the net fair value of TLJ’s identifiable assets and liabilities and therefore, the Company has retrospectively adjusted the comparative consolidated financial statements for prior periods. As of December 31, 2016, the retrospective adjustments are summarized as follows:

	After Retrospectively Adjusted	Before Retrospectively Adjusted
	NT$	NT$
December 31, 2016

Goodwill	$10,490,309	$10,558,878
Other intangible assets	$1,617,261	$1,560,989

For the year ended December 31, 2016

Operating costs	$221,696,922	$221,689,888
Operating expenses	$26,526,815	$26,485,716

The aforementioned retrospective adjustments are accordingly recorded as a decrease of retained earnings of NT$28,880 thousand and as an increase of non-controlling interests of NT$16,583 thousand as of December 31, 2016.